Operating Lease Right-of-Use Asset (Tables)	3 Months Ended
Mar. 31, 2019
Operating Lease Right-of-use Asset
Schedule of operating lease right-of-use asset
March 31, 2019
(Unaudited)
Right-of-used asset	$700,065
Accumulated amortization	(115,710)
Net	$584,355